Related Parties - Summary of AB InBev's Transactions with Associates (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of associates [line items]
Gross profit	$ 31,481	$ 31,207	[1]	$ 27,247	[1]
Current assets	23,186	23,949
Current liabilities	34,383	34,184
Associates [member]
Disclosure of associates [line items]
Gross profit	(4)	58		(118)
Current assets	100	57		55
Current liabilities	$ 16	$ 99		$ 115

[1]	Amended to conform to 2022 presentation.